PROFIT SHARE ALLOCATION (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
General Partner's allocation - profit share		$ 12,498,758	$ 899,875
U.S. Feeder [Member]
General Partner's allocation - profit share		1,865,305	43,071
Cayman Feeder [Member]
General Partner's allocation - profit share		9,853,870	724,803
Financial Asset Portfolio Other [Member]
General Partner's allocation - profit share	[1]	$ 779,583	$ 132,001

[1]	Direct investors in the Partnership